Private Placement Warrants (Q3) (Details) - USD ($)			6 Months Ended	9 Months Ended	12 Months Ended
	Nov. 27, 2018	Nov. 20, 2018	Dec. 31, 2018	Sep. 30, 2020	Dec. 31, 2019
Private Placement Warrants [Abstract]
Aggregate purchase price of warrants			$ 5,910,416		$ 0
Private Placement Warrant [Member]
Private Placement Warrants [Abstract]
Warrants issued (in shares)	410,416	5,500,000
Warrant price (in dollars per share)	$ 1.00	$ 1.00
Aggregate purchase price of warrants	$ 410,416	$ 5,500,000
Exercise price (in dollars per share)				$ 11.50	$ 11.50
Warrants expiration period				5 years	5 years
Period not to transfer, assign or sell warrants				30 days	30 days
Private Placement Warrant [Member] | Class A Common Stock [Member]
Private Placement Warrants [Abstract]
Number of shares called by each warrant (in shares)				1	1